CONSOLIDATED STATEMENTS OF INCOME (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Revenue:
Commissions	¥ 359,069		¥ 347,135		¥ 405,463
Fees from investment banking	62,353		59,638		107,005
Asset management and portfolio service fees	141,029		144,251		143,939
Net gain on trading	367,979		272,557		336,503
Gain on private equity investments	8,053		25,098		19,292
Interest and dividends	394,007		435,890		346,103
Gain (loss) on investments in equity securities	38,686		4,005		(16,677)
Other	708,767		563,186		43,864
Total revenue	2,079,943		1,851,760		1,385,492
Interest expense	266,312		315,901		254,794
Net revenue	1,813,631	[1]	1,535,859	[1]	1,130,698	[1]
Non-interest expenses:
Compensation and benefits	547,591		534,648		518,993
Commissions and floor brokerage	91,388		93,500		92,088
Information processing and communications	179,904		177,148		182,918
Occupancy and related depreciation	91,545		100,891		87,843
Business development expenses	49,010		48,488		30,153
Other	616,463		496,227		125,448
Total non-interest expenses	1,575,901		1,450,902		1,037,443
Income before income taxes	237,730		84,957		93,255
Income tax expense	132,039		58,903		61,330
Net income	105,691		26,054		31,925
Less: Net income (loss) attributable to noncontrolling interests	(1,543)		14,471		3,264
Net income attributable to NHI shareholders	¥ 107,234		¥ 11,583		¥ 28,661
Basic-
Net income attributable to NHI shareholders per share	¥ 29.04		¥ 3.18		¥ 7.90
Diluted-
Net income attributable to NHI shareholders per share	¥ 28.37		¥ 3.14		¥ 7.86

[1]	There is no revenue derived from transactions with a single major external customer.